Other Income and Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Compensation payable	¥ 812,000	¥ 76,000	¥ 425,000
Loss on disposal of non-current assets	1,822,000	691,000	809,000
Research and development expense	¥ 3,157,000	¥ 6,299,000	¥ 18,661,000